Schedule of Investments (unaudited)	iShares® Robotics and Artificial Intelligence Multisector ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
Megaport Ltd.(a)	933,301	$7,991,388

Canada — 0.8%
ATS Corp.(a)	147,876	4,864,929

China — 12.7%
AAC Technologies Holdings Inc.	2,153,000	6,852,214
Alibaba Group Holding Ltd.	645,900	6,047,601
Baidu Inc.(a)	403,850	5,232,111
China Ruyi Holdings Ltd.(a)(b)	26,064,000	6,528,315
Hello Group Inc., ADR	995,593	5,804,307
iQIYI Inc., ADR(a)(b)	1,349,877	6,546,903
JOYY Inc., ADR	159,660	5,208,109
Kingsoft Cloud Holdings Ltd.(a)(b)	19,666,000	4,104,984
Kuaishou Technology(a)(c)	813,300	5,701,806
Meitu Inc.(b)(c)	12,611,500	5,174,774
NetEase Inc.	263,800	4,944,832
Tencent Holdings Ltd.	146,000	6,406,945
Xiaomi Corp., Class B(a)(c)	3,061,200	6,673,190
ZTE Corp., Class H	2,736,600	5,898,330
		81,124,421
France — 1.9%
Atos SE(a)(b)	931,262	1,992,278
Dassault Systemes SE	126,576	4,968,352
STMicroelectronics NV	125,348	4,961,885
		11,922,515
Germany — 1.9%
Duerr AG	268,670	6,873,001
Infineon Technologies AG	151,694	5,264,243
		12,137,244
Guernsey — 0.8%
Genius Sports Ltd.(a)	1,051,230	5,298,199

India — 1.4%
PB Fintech Ltd.(a)	573,606	8,687,598

Israel — 2.5%
Maytronics Ltd.	614,420	5,252,476
Nano Dimension Ltd., ADR(a)(b)	2,560,110	6,169,865
Stratasys Ltd.(a)(b)	497,024	4,831,073
		16,253,414
Italy — 0.9%
Stellantis NV	272,639	6,032,546

Japan — 10.2%
Cover Corp.(a)(b)	275,400	2,942,443
FANUC Corp.	213,600	6,326,679
Harmonic Drive Systems Inc.	203,000	5,069,879
Kawasaki Heavy Industries Ltd.	262,700	8,132,680
Kyocera Corp.	429,100	5,230,145
MINEBEA MITSUMI Inc.	313,500	5,871,961
Nidec Corp.	157,700	7,385,539
Oracle Corp./Japan	76,900	5,770,928
Ricoh Co. Ltd.	735,900	6,348,649
Sony Group Corp.	69,000	5,702,942
Yaskawa Electric Corp.	157,100	6,472,930
		65,254,775
Norway — 0.8%
AutoStore Holdings Ltd.(a)(b)(c)	3,718,808	5,269,039
Security	Shares	Value

South Korea — 2.7%
Rainbow Robotics(a)	46,106	$5,821,749
Samsung Electronics Co. Ltd.	107,714	5,987,459
Samsung SDS Co. Ltd.	46,023	5,287,091
		17,096,299
Sweden — 1.4%
Spotify Technology SA(a)	32,866	9,216,941

Switzerland — 1.1%
ABB Ltd., Registered	147,285	7,156,348

Taiwan — 7.3%
Airoha Technology Corp., NVS	345,000	7,159,913
Alchip Technologies Ltd.	60,000	5,658,899
Faraday Technology Corp.	477,917	4,250,780
Global Unichip Corp.	114,000	4,734,592
Hiwin Technologies Corp.	820,392	5,801,378
HTC Corp.(a)	3,779,000	4,917,713
Nuvoton Technology Corp.	1,248,000	4,933,621
Via Technologies Inc.	1,056,000	4,110,511
Winbond Electronics Corp.	6,650,150	5,273,973
		46,841,380
United Kingdom — 1.5%
ARM Holdings PLC, ADR(a)(b)	92,946	9,407,065

United States — 50.5%
3D Systems Corp.(a)(b)	1,024,041	3,430,537
Adobe Inc.(a)	9,694	4,486,674
Advanced Micro Devices Inc.(a)	48,928	7,749,217
Alphabet Inc., Class A(a)	45,040	7,331,611
Altair Engineering Inc., Class A(a)(b)	82,147	6,608,726
Amazon.com Inc.(a)	40,392	7,068,600
Ambarella Inc.(a)	102,048	4,691,147
AMETEK Inc.	37,819	6,605,467
Analog Devices Inc.	32,441	6,507,989
Ansys Inc.(a)	20,101	6,530,413
Apple Inc.	31,055	5,289,598
Autodesk Inc.(a)	26,402	5,619,666
Bentley Systems Inc., Class B	112,137	5,890,557
Bumble Inc., Class A(a)	417,534	4,217,093
CEVA Inc.(a)	275,229	5,578,892
Clarivate PLC(a)(b)	739,658	5,000,088
Cognex Corp.	155,326	6,452,242
DigitalOcean Holdings Inc.(a)(b)	192,524	6,326,339
Dropbox Inc., Class A(a)(b)	206,372	4,779,576
Elastic NV(a)	53,895	5,509,147
Freshworks Inc., Class A(a)	280,029	4,998,518
fuboTV Inc.(a)(b)	1,788,992	2,540,369
GoDaddy Inc., Class A(a)	58,448	7,152,866
HubSpot Inc.(a)(b)	11,488	6,948,747
Informatica Inc. , Class A(a)(b)	232,642	7,204,923
Intel Corp.	135,788	4,137,460
Intuitive Surgical Inc.(a)	18,842	6,983,222
iRobot Corp.(a)(b)	160,286	1,372,048
Lattice Semiconductor Corp.(a)(b)	98,562	6,761,353
Lumen Technologies Inc.(a)(b)	4,013,146	4,775,644
Matterport Inc., Class A(a)	2,207,975	10,156,685
Meta Platforms Inc., Class A	18,283	7,864,798
Microchip Technology Inc.	70,468	6,481,647
Microsoft Corp.	15,859	6,174,384
MicroStrategy Inc., Class A(a)(b)	11,267	11,999,693
MicroVision Inc.(a)(b)	2,207,975	3,201,564
Netflix Inc.(a)	12,749	7,020,109

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Nvidia Corp.	12,699	$10,972,190
Oracle Corp.	50,695	5,766,556
Paramount Global, Class B, NVS	376,388	4,287,059
Pegasystems Inc.	111,432	6,621,289
Peloton Interactive Inc., Class A(a)(b)	954,896	2,969,727
Pinterest Inc., Class A(a)	170,721	5,710,617
Proto Labs Inc.(a)	160,437	4,890,120
Qualcomm Inc.	45,802	7,596,262
Salesforce Inc.	22,841	6,142,859
Silicon Laboratories Inc.(a)(b)	54,450	6,615,130
Sirius XM Holdings Inc.(b)	1,217,099	3,578,271
Snap Inc., Class A, NVS(a)	420,043	6,321,647
Snowflake Inc., Class A(a)(b)	31,935	4,956,312
Sprinklr Inc.(a)(b)	363,490	4,249,198
Symbotic Inc., Class A(a)	104,695	4,038,086
Teradata Corp.(a)	124,464	4,617,614
Texas Instruments Inc.	38,265	6,750,711
Vimeo Inc.(a)	1,540,400	5,530,036
		323,061,293
Total Long-Term Investments — 99.7%
(Cost: $624,175,913)		637,615,394

Short-Term Securities

Money Market Funds — 14.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	94,307,477	94,335,769
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	790,000	$790,000

Total Short-Term Securities — 14.9%
(Cost: $95,138,559)		95,125,769

Total Investments — 114.6%
(Cost: $719,314,472)		732,741,163

Liabilities in Excess of Other Assets — (14.6)%		(93,225,276)

Net Assets — 100.0%		$639,515,887

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$49,090,383	$45,258,386	(a)	$—	$(2,936)	$(10,064)	$94,335,769	94,307,477	$1,356,884	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	730,000	(a)	—	—	—	790,000	790,000	30,981		—
					$(2,936)	$(10,064)	$95,125,769		$1,387,865		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	8	06/21/24	$1,593	$(59,373)

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
April 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$380,408,684	$257,206,710	$—	$637,615,394
Short-Term Securities
Money Market Funds	95,125,769	—	—	95,125,769
	$475,534,453	$257,206,710	$—	$732,741,163
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(59,373)	$—	$—	$(59,373)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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